KIRKPATRICK & LOCKHART LLP                       1800 Massachusetts Avenue, N.W.
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                                                 202-778-9481
                                                 202-778-9100 - Facsimile


                                 August 29, 2003

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                   Re:  Potomac Funds
                        File Nos. 333-28697 and 811-08243
                        ---------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information for the Investor Class and Advisor Class shares of the Potomac Horizon Fund used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 15 ("PEA No. 15") to its Registration Statement on Form N-1A and that PEA No. 15 was filed electronically.

      If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.

                                        Very truly yours,

                                        /s/Alexandra C. LaFrankie

                                        Alexandra C. LaFrankie

cc:  Daniel O'Neill
     Rafferty Asset Management, LLC